Consolidated Schedule of Investments
January 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–38.71%
U.S. Treasury Bills–13.14%(a)
U.S. Treasury Bills	1.56%	05/07/2020	$ 122,000	$ 121,513,868
U.S. Treasury Bills	1.57%	06/11/2020	135,000	134,274,979
U.S. Treasury Bills	1.54%	07/23/2020	148,000	146,951,827
				402,740,674
U.S. Treasury Notes–25.57%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.59%	04/30/2020	346,240	346,259,040
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.60%	07/31/2020	237,520	237,499,970
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	1.71%	01/31/2022	200,000	200,105,224
				783,864,234
Total U.S. Treasury Securities (Cost $1,186,439,862)				1,186,604,908
		Expiration Date
Commodity-Linked Securities–4.48%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		09/22/2020	47,200	51,016,097
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		09/30/2020	76,800	86,336,223
Total Commodity-Linked Securities (Cost $124,000,000)				137,352,320
			Shares
Money Market Funds–51.51%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)			503,829,023	503,829,023
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)			118,612,785	118,660,230
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.72%(e)			62,882,252	62,882,252
Invesco Treasury Obligations Portfolio, Institutional Class, 1.44%(e)			705,000,000	705,000,000
Invesco Treasury Portfolio, Institutional Class, 1.47%(e)			188,746,312	188,746,312
Total Money Market Funds (Cost $1,579,096,854)				1,579,117,817
TOTAL INVESTMENTS IN SECURITIES–94.70% (Cost $2,889,536,716)				2,903,075,045
OTHER ASSETS LESS LIABILITIES–5.30%				162,627,481
NET ASSETS–100.00%				$3,065,702,526
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $137,352,320, which represented 4.48% of the Fund’s Net Assets.
(d)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	1,325	May-2020	$74,173,500	$(11,834,840)	$(11,834,840)
Gasoline Reformulated Blendstock Oxygenate Blending	1,210	February-2020	76,438,362	(2,054,493)	(2,054,493)
New York Harbor Ultra-Low Sulfur Diesel	541	March-2020	37,059,582	(5,092,999)	(5,092,999)
Silver	789	March-2020	71,057,340	3,178,477	3,178,477
WTI Crude	948	June-2020	49,049,520	(3,994,942)	(3,994,942)
Subtotal				(19,798,797)	(19,798,797)
Equity Risk
E-Mini Russell 2000 Index	2,590	March-2020	209,103,650	(6,535,519)	(6,535,519)
E-Mini S&P 500 Index	1,005	March-2020	162,006,000	2,663,722	2,663,722
EURO STOXX 50 Index	5,070	March-2020	204,616,640	(5,746,239)	(5,746,239)
FTSE 100 Index	2,180	March-2020	207,769,425	(6,933,936)	(6,933,936)
Hang Seng Index	1,030	February-2020	173,949,927	(11,681,897)	(11,681,897)
Tokyo Stock Price Index	1,920	March-2020	297,510,959	(7,271,210)	(7,271,210)
Subtotal				(35,505,079)	(35,505,079)
Interest Rate Risk
Australia 10 Year Bonds	6,330	March-2020	626,641,674	9,610,009	9,610,009
Canada 10 Year Bonds	5,865	March-2020	630,064,266	9,693,019	9,693,019
Long Gilt	1,465	March-2020	261,045,783	5,030,687	5,030,687
U.S. Treasury Long Bonds	1,905	March-2020	311,527,031	8,873,823	8,873,823
Subtotal				33,207,538	33,207,538
Total Futures Contracts				$(22,096,338)	$(22,096,338)

(a)	Futures contracts collateralized by $150,820,000 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	106,000	February—2020	$71,741,161	$—	$0	$0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	41,600	December—2020	43,169,942	—	0	0
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	381,000	October—2020	45,557,389	—	728,701	728,701
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	304,000	June—2020	57,879,837	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	50,000	November—2020	4,563,285	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	64,300	September—2020	33,706,459	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	490,000	November—2020	18,086,684	—	0	0
Subtotal — Appreciation								—	728,701	728,701
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	2,850	February—2020	10,274,678	—	(653,926)	(653,926)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	75,500	October—2020	$37,828,686	$—	$(4,334,561)	$(4,334,561)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1740 Excess Return Index	0.45	Monthly	29,500	August—2020	6,696,013	—	(252,246)	(252,246)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	634,000	April—2020	49,157,063	—	(5,690,848)	(5,690,848)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	883,000	October—2020	62,934,448	—	(2,000,242)	(2,000,242)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Copper Excess Return Index	0.25	Monthly	48,500	January—2021	17,891,063	—	(1,595,902)	(1,595,902)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	193,000	April—2020	45,815,807	—	(4,240,287)	(4,240,287)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	990,000	December—2020	43,413,381	—	(963,270)	(963,270)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	513,000	October—2020	44,527,071	—	(2,308,946)	(2,308,946)
Subtotal								—	(21,386,302)	(21,386,302)
Subtotal — Depreciation								—	(22,040,228)	(22,040,228)
Total — Total Return Swap Agreements								$—	$(21,311,527)	$(21,311,527)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $51,800,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Barclays Commodity Strategy 1740 Excess Return Index
	Long Futures Contracts
	Coffee ‘C’	4.86%
	Corn	5.19
	Cotton No. 2	19.46
	Lean Hogs	0.91
	Live Cattle	2.64
	Soybean Meal	18.38
	Soybean Oil	5.03
	Soybeans	18.88
	Sugar No. 11	19.13
	Wheat	5.52
	Total	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Goldman Sachs Commodity i-Select Strategy 1121
	Long Futures Contracts
	Coffee ‘C’	4.86%
	Corn	5.19
	Cotton No. 2	19.46
	Lean Hogs	0.91
	Live Cattle	2.64
	Soybean Meal	18.38
	Soybean Oil	5.03
	Soybeans	18.88
	Sugar No. 11	19.13
	Wheat	5.52
	Total	100.00%
J.P. Morgan Contag Beta Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$1,186,604,908	$—	$1,186,604,908
Commodity-Linked Securities	—	137,352,320	—	137,352,320
Money Market Funds	1,579,117,817	—	—	1,579,117,817
Total Investments in Securities	1,579,117,817	1,323,957,228	—	2,903,075,045
Other Investments - Assets*
Futures Contracts	39,049,737	—	—	39,049,737
Swap Agreements	—	728,701	—	728,701
	39,049,737	728,701	—	39,778,438
Other Investments - Liabilities*
Futures Contracts	(61,146,075)	—	—	(61,146,075)
Swap Agreements	—	(22,040,228)	—	(22,040,228)
	(61,146,075)	(22,040,228)	—	(83,186,303)
Total Other Investments	(22,096,338)	(21,311,527)	—	(43,407,865)
Total Investments	$1,557,021,479	$1,302,645,701	$—	$2,859,667,180

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Balanced-Risk Allocation Fund